DERIVATIVES (Gain (Loss) Recognized in Income) (Detail) - Cost of Sales [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (42.2)	$ (20.8)	$ 25.7	$ (35.0)	$ (25.4)	$ 31.8	$ (13.8)
Designated as Hedging Instrument [Member] | Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	42.2	20.8	(25.7)	35.0	25.4	(31.8)	13.8
Not Designated as Hedging Instrument [Member] | Commodity contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (13.2)	$ 1.0	$ 65.0	$ 32.7	$ 36.5	$ (123.8)	$ (85.4)